Earnings per share (Details) - GBP (£)	6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020
Earnings per share
Profit Loss	£ (4,408,580)	£ 213,202	£ (658,756)	£ 814,728	£ (445,554)
Weighted average number of shares	1,286,600		1,286,600	1,286,600	1,286,600
Per share amount	£ (3.4265)		£ (0.5120)	£ 0.6332	£ (0.3463)